Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
C000203454_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%
C000203454_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.18%
C000203454_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%
C000203454_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%
C000203454_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.44%
C000203454_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%
C000203454_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%
C000203454_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.44%
C000203454_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%